UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS STRATEGIC REAL RETURN FUND

FORM N-Q

DECEMBER 31, 2016

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 35.0%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	286,197	$322,419
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	1,534,221	1,797,264
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	2,942,190	3,285,043
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	343,730	451,979
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	2,645,707	3,191,127
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	926,327	1,266,471
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	335,502	415,523
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	794,722	989,319
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	1,732,963	1,640,634
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,970,585	2,150,521
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,221,511	1,149,370
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	132,618	133,179
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	1,976,316	1,994,291
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	686,762	725,632
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	2,166,297	2,193,339
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	3,261,689	3,295,578
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	1,414,374	1,483,771
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	1,937,753	1,948,843
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	1,003,882	1,005,585
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	2,241,008	2,224,456
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	1,869,606	1,886,348
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	1,657,504	1,686,628
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,506,625	1,480,101
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	27	26
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	5,310,202	5,356,830

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $41,859,917)				42,074,277

CORPORATE BONDS & NOTES - 0.8%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	261,312
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	48,379
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	100,000	99,000	(a)
WPX Energy Inc., Senior Notes	7.500%	8/1/20	60,000	64,500

TOTAL ENERGY				473,191

MATERIALS - 0.4%
Metals & Mining - 0.4%
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	60,000	65,840
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	250,000	256,460
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000	201,560
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000	37,800

TOTAL MATERIALS				561,660

TOTAL CORPORATE BONDS & NOTES (Cost - $1,035,967)				1,034,851

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.6%
U.S. Government Obligations - 16.6%
U.S. Treasury Bills	0.497%	3/16/17	9,000,000	8,991,000	(b)(d)
U.S. Treasury Bills	0.610%	6/15/17	11,000,000	10,969,739	(b)(d)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $19,960,163)				19,960,739

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 19.9%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.1%
Delphi Automotive PLC	2,200	$148,170

Automobiles - 0.5%
Fuji Heavy Industries Ltd.	5,400	219,652	(c)
Mazda Motor Corp.	8,400	136,438	(c)
Peugeot SA	12,437	202,751	*(c)

Total Automobiles		558,841

Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc., ADR	4,300	181,030	*

Hotels, Restaurants & Leisure - 0.4%
Brinker International Inc.	2,800	138,684
Jack in the Box Inc.	1,469	163,999
Wyndham Worldwide Corp.	2,862	218,571

Total Hotels, Restaurants & Leisure		521,254

Household Durables - 0.1%
Electrolux AB, Class B Shares	5,448	135,267	(c)

Leisure Products - 0.1%
Vista Outdoor Inc.	4,733	174,648	*

Media - 0.3%
CBS Corp., Class B Shares, Non Voting Shares	3,037	193,214
Lions Gate Entertainment Corp., Class B Shares	3,628	89,031	*
Time Warner Inc.	1,300	125,489

Total Media		407,734

Specialty Retail - 0.5%
Home Depot Inc.	2,400	321,792
Kingfisher PLC	27,055	116,509	(c)
Lowe’s Cos. Inc.	2,752	195,722

Total Specialty Retail		634,023

Textiles, Apparel & Luxury Goods - 0.3%
Pandora A/S	2,340	305,632	(c)

TOTAL CONSUMER DISCRETIONARY		3,066,599

CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Dr. Pepper Snapple Group Inc.	3,082	279,445
Kirin Holdings Co., Ltd.	9,000	146,117	(c)
PepsiCo Inc.	1,162	121,580

Total Beverages		547,142

Food & Staples Retailing - 0.1%
Wal-Mart Stores Inc.	1,725	119,232

Food Products - 0.1%
Ajinomoto Co. Inc.	5,000	100,561	(c)

Household Products - 0.5%
Church & Dwight Co. Inc.	2,534	111,978
Clorox Co.	1,871	224,557
Reckitt Benckiser Group PLC	2,926	247,347	(c)

Total Household Products		583,882

Personal Products - 0.2%
Kao Corp.	5,400	255,491	(c)

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Tobacco - 0.3%
Altria Group Inc.	1,898	$128,343
KT&G Corp.	1,541	128,804	(c)
Swedish Match AB	4,582	145,573	(c)

Total Tobacco		402,720

TOTAL CONSUMER STAPLES		2,009,028

ENERGY - 1.5%
Energy Equipment & Services - 0.3%
Dril-Quip Inc.	1,750	105,088	*
Petrofac Ltd.	8,900	95,113	(c)
Subsea 7 SA	10,941	138,299	*(c)

Total Energy Equipment & Services		338,500

Oil, Gas & Consumable Fuels - 1.2%
Apache Corp.	3,300	209,451
Cenovus Energy Inc.	7,600	114,907
Exxon Mobil Corp.	1,759	158,767
Formosa Petrochemical Corp.	66,000	228,434	(c)
Koninklijke Vopak NV	2,500	117,936	(c)
Polskie Gornictwo Naftowe i Gazownictwo SA	97,360	130,912	(c)
Tesoro Corp.	2,758	241,187
Valero Energy Corp.	3,725	254,492

Total Oil, Gas & Consumable Fuels		1,456,086

TOTAL ENERGY		1,794,586

FINANCIALS - 4.6%
Banks - 2.1%
Bank of America Corp.	16,070	355,147
BNP Paribas SA	2,537	161,610	(c)
Canadian Imperial Bank of Commerce	2,400	195,840
Citigroup Inc.	3,900	231,777
Citizens Financial Group Inc.	7,488	266,798
Fifth Third Bancorp	5,076	136,900
HSBC Holdings PLC	20,766	167,906	(c)
JPMorgan Chase & Co.	3,052	263,357
KeyCorp	4,275	78,104
Mizuho Financial Group Inc.	79,500	142,327	(c)
National Bank of Canada	6,200	251,805
Societe Generale SA	4,843	237,746	(c)

Total Banks		2,489,317

Capital Markets - 0.4%
3i Group PLC	13,761	119,542	(c)
Bank of New York Mellon Corp.	3,400	161,092
Macquarie Group Ltd.	2,754	173,599	(c)

Total Capital Markets		454,233

Consumer Finance - 0.2%
Capital One Financial Corp.	3,086	269,223

Insurance - 1.9%
Allianz SE, Registered Shares	1,827	302,009	(c)
Allstate Corp.	3,572	264,757
American Financial Group Inc.	1,739	153,241
AXA SA	8,489	214,211	(c)
Axis Capital Holdings Ltd.	1,400	91,378
Dai-ichi Life Holdings Inc.	11,500	190,535	(c)
Hannover Rueck SE	2,601	281,585	(c)
Hanover Insurance Group Inc.	1,981	180,291
SCOR SE	4,943	170,762	(c)
Swiss Life Holding, Registered Shares	844	238,800	(c)
Swiss Re AG	1,882	178,302	(c)

Total Insurance		2,265,871

TOTAL FINANCIALS		5,478,644

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
HEALTH CARE - 2.2%
Biotechnology - 0.7%
Amgen Inc.	1,321	$193,144
Biogen Inc.	600	170,148	*
Gilead Sciences Inc.	3,161	226,359
United Therapeutics Corp.	1,812	259,895	*

Total Biotechnology		849,546

Health Care Equipment & Supplies - 0.5%
Baxter International Inc.	3,970	176,030
Edwards Lifesciences Corp.	2,019	189,180	*
Hoya Corp.	4,400	184,412	(c)

Total Health Care Equipment & Supplies		549,622

Health Care Providers & Services - 0.9%
Aetna Inc.	1,684	208,833
Anthem Inc.	1,969	283,083
Cardinal Health Inc.	2,862	205,978
Express Scripts Holding Co.	2,450	168,536	*
McKesson Corp.	1,045	146,770
WellCare Health Plans Inc.	650	89,102	*

Total Health Care Providers & Services		1,102,302

Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd., ADR	4,513	163,596

TOTAL HEALTH CARE		2,665,066

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.7%
Boeing Co.	2,282	355,262
Northrop Grumman Corp.	1,051	244,441
Safran SA	2,457	176,898	(c)

Total Aerospace & Defense		776,601

Airlines - 0.1%
Southwest Airlines Co.	3,000	149,520

Building Products - 0.1%
Owens Corning	2,273	117,196

Electrical Equipment - 0.2%
Vestas Wind Systems A/S	2,862	186,004	(c)

Machinery - 0.2%
Toro Co.	4,836	270,574

Professional Services - 0.3%
Experian PLC	7,493	145,036	(c)
Manpowergroup Inc.	2,201	195,603

Total Professional Services		340,639

Road & Rail - 0.2%
Central Japan Railway Co.	1,689	277,409	(c)

TOTAL INDUSTRIALS		2,117,943

INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.2%
Cisco Systems Inc.	8,450	255,359

Internet Software & Services - 0.6%
Alphabet Inc., Class A Shares	366	290,037	*
eBay Inc.	6,100	181,109	*
Facebook Inc., Class A Shares	2,100	241,605	*
VeriSign Inc.	908	69,071	*

Total Internet Software & Services		781,822

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
IT Services - 0.3%
Amdocs Ltd.	2,532	$147,489
Cognizant Technology Solutions Corp., Class A Shares	2,082	116,654	*
NeuStar Inc., Class A Shares	3,742	124,983	*

Total IT Services		389,126

Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials Inc.	5,100	164,577
NVIDIA Corp.	1,205	128,622
QUALCOMM Inc.	1,968	128,314
Texas Instruments Inc.	1,950	142,291

Total Semiconductors & Semiconductor Equipment		563,804

Software - 0.5%
Citrix Systems Inc.	1,400	125,034	*
Electronic Arts Inc.	2,862	225,411	*
Microsoft Corp.	2,004	124,529
VMware Inc., Class A Shares	1,500	118,095	*

Total Software		593,069

Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc.	5,943	688,318
FUJIFILM Holdings Corp.	5,800	219,760	(c)
HP Inc.	10,000	148,400
Samsung Electronics Co., Ltd.	243	359,047	(c)

Total Technology Hardware, Storage & Peripherals		1,415,525

TOTAL INFORMATION TECHNOLOGY		3,998,705

MATERIALS - 0.8%
Chemicals - 0.2%
Dow Chemical Co.	3,632	207,823

Construction Materials - 0.1%
Boral Ltd.	37,424	145,600	(c)

Containers & Packaging - 0.3%
Avery Dennison Corp.	2,972	208,694
International Paper Co.	3,300	175,098

Total Containers & Packaging		383,792

Metals & Mining - 0.1%
Boliden AB	3,337	86,933	(c)

Paper & Forest Products - 0.1%
UPM-Kymmene OYJ	8,365	205,000	(c)

TOTAL MATERIALS		1,029,148

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
China Resources Land Ltd.	34,000	76,658	(c)
Country Garden Holdings Co., Ltd.	247,000	137,536	(c)

TOTAL REAL ESTATE		214,194

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
AT&T Inc.	2,506	106,580
China Telecom Corp., Ltd., Class H Shares	152,000	70,001	(c)
Nippon Telegraph & Telephone Corp.	6,336	266,339	(c)
PT Telekomunikasi Indonesia Persero Tbk	569,500	167,538	(c)

Total Diversified Telecommunication Services		610,458

Wireless Telecommunication Services - 0.2%
KDDI Corp.	7,300	184,310	(c)

TOTAL TELECOMMUNICATION SERVICES		794,768

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY		SHARES	VALUE
UTILITIES - 0.6%
Electric Utilities - 0.3%
Edison International		2,143	$154,275
Endesa SA		5,784	122,472	(c)
Korea Electric Power Corp.		3,302	120,683	(c)

Total Electric Utilities			397,430

Multi-Utilities - 0.1%
Veolia Environnement SA		5,801	98,614	(c)

Water Utilities - 0.2%
Guangdong Investment Ltd.		176,000	230,992	(c)

TOTAL UTILITIES			727,036

TOTAL COMMON STOCKS (Cost - $18,992,599)			23,895,717

INVESTMENTS IN UNDERLYING FUNDS - 16.8%
SPDR S&P 500 ETF Trust		36,898	8,247,810
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares		144,606	11,934,333

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $15,018,080)			20,182,143

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,866,726)			107,147,727

	RATE
SHORT-TERM INVESTMENTS - 6.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.411%	4,627,533	4,627,533
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.394%	3,283,181	3,283,181

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,910,714)			7,910,714

TOTAL INVESTMENTS - 95.7% (Cost - $104,777,440#)			115,058,441
Other Assets in Excess of Liabilities - 4.3%			5,110,451

TOTAL NET ASSETS - 100.0%			$120,168,892

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rate shown represents yield-to-maturity.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Held by Real Return Fund Ltd.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depositary Receipts

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$42,074,277	—	$42,074,277
Corporate Bonds & Notes	—	1,034,851	—	1,034,851
U.S. Government & Agency Obligations	—	19,960,739	—	19,960,739
Common Stocks:
Consumer Discretionary	$1,950,350	1,116,249	—	3,066,599
Consumer Staples	985,135	1,023,893	—	2,009,028
Energy	1,083,892	710,694	—	1,794,586
Financials	2,899,710	2,578,934	—	5,478,644
Health Care	2,480,654	184,412	—	2,665,066
Industrials	1,332,596	785,347	—	2,117,943
Information Technology	3,419,898	578,807	—	3,998,705
Materials	591,615	437,533	—	1,029,148
Real Estate	—	214,194	—	214,194
Telecommunication Services	106,580	688,188	—	794,768
Utilities	154,275	572,761	—	727,036
Investments in Underlying Funds	20,182,143	—	—	20,182,143

Total Long-Term Investments	35,186,848	71,960,879	—	107,147,727

Short-Term Investments†	7,910,714	—	—	7,910,714

Total Investments	$43,097,562	$71,960,879	—	$115,058,441

Other Financial Instruments:
Futures Contracts	856,289	—	—	856,289
Forward Foreign Currency Contracts	—	359,679	—	359,679

Total Other Financial Instruments	856,289	359,679	—	1,215,968

Total	$43,953,851	$72,320,558	—	$116,274,409

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$237,307	—	—	$237,307
Forward Foreign Currency Contracts	—	$1,380,540	—	1,380,540

Total	$237,307	$1,380,540	—	$1,617,847

†	See Consolidated Schedule of Investments for additional detailed categorizations.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For the period ended December 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2016, securities valued at $8,891,012 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,315,915
Gross unrealized depreciation	(1,034,914)

Net unrealized appreciation	$10,281,001

At December 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	83	3/17	$7,609,596	$7,651,390	$41,794
Canadian 10-Year Bonds	12	3/17	1,232,342	1,229,181	(3,161)
Dax Index	2	3/17	587,542	603,432	15,890
E-Mini S&P 500 Index	1	3/17	112,735	111,810	(925)
S&P GSCI‡	246	1/17	23,807,683	24,461,625	653,942
S&P/TSX 60	10	3/17	1,336,476	1,336,015	(461)
SPI 200 Index	17	3/17	1,687,507	1,727,035	39,528
Topix Index	6	3/17	761,780	779,294	17,514
U.S. Treasury 10-Year Notes	23	3/17	2,854,204	2,858,469	4,265
United Kingdom Long Gilt Bonds	29	3/17	4,414,953	4,497,113	82,160

					850,546

Contracts to Sell:
Euro-Bund	77	3/17	13,086,605	13,305,028	(218,423)
FTSE 100 Index	5	3/17	420,084	434,421	(14,337)
Japanese 10-Year Bonds	60	3/17	7,716,105	7,714,909	1,196

					(231,564)

Net unrealized appreciation on open futures contracts					$618,982

‡	Held by the Subsidiary.

At December 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,922,000	USD	1,408,001	Bank of New York	1/19/17	$(21,538)
CAD	526,000	USD	393,935	Bank of New York	1/19/17	(2,091)
NZD	3,621,000	USD	2,533,661	Bank of New York	1/19/17	(19,379)
USD	3,140,330	CHF	3,161,000	Bank of New York	1/19/17	33,023
USD	636,060	CHF	653,000	Bank of New York	1/19/17	(5,849)
USD	1,449,985	EUR	1,358,000	Bank of New York	1/19/17	19,242
USD	381,052	EUR	364,000	Bank of New York	1/19/17	(2,447)
USD	1,043,535	GBP	821,000	Bank of New York	1/19/17	31,275
USD	538,749	GBP	433,000	Bank of New York	1/19/17	4,877
USD	249,296	JPY	28,600,000	Bank of New York	1/19/17	4,360
USD	1,158,402	JPY	136,600,000	Bank of New York	1/19/17	(11,468)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	478,763	NOK	4,150,000	Bank of New York	1/19/17	$(1,910)
USD	2,746,655	NZD	3,804,000	Bank of New York	1/19/17	105,305
USD	1,064,674	SEK	9,940,000	Bank of New York	1/19/17	(27,539)
AUD	3,314,000	USD	2,489,212	HSBC Bank USA, N.A.	1/19/17	(98,609)
AUD	1,335,000	USD	1,002,745	HSBC Bank USA, N.A.	1/19/17	(39,723)
CAD	2,476,000	USD	1,892,564	HSBC Bank USA, N.A.	1/19/17	(48,070)
CAD	7,719,000	USD	5,900,122	HSBC Bank USA, N.A.	1/19/17	(149,861)
CHF	1,343,000	USD	1,334,518	HSBC Bank USA, N.A.	1/19/17	(14,330)
EUR	19,942,000	USD	21,296,142	HSBC Bank USA, N.A.	1/19/17	(285,923)
GBP	3,464,000	USD	4,403,579	HSBC Bank USA, N.A.	1/19/17	(132,604)
JPY	572,000,000	USD	4,986,683	HSBC Bank USA, N.A.	1/19/17	(87,962)
MXN	50,910,000	USD	2,511,197	HSBC Bank USA, N.A.	1/19/17	(60,584)
NOK	30,810,000	USD	3,641,973	HSBC Bank USA, N.A.	1/19/17	(73,413)
NOK	20,750,000	USD	2,452,806	HSBC Bank USA, N.A.	1/19/17	(49,442)
NZD	3,469,000	USD	2,505,010	HSBC Bank USA, N.A.	1/19/17	(96,271)
SEK	1,430,000	USD	156,771	HSBC Bank USA, N.A.	1/19/17	358
SEK	14,280,000	USD	1,565,520	HSBC Bank USA, N.A.	1/19/17	3,575
JPY	133,030,000	USD	1,290,877	Citibank N.A.	1/20/17	(151,527)
USD	1,297,013	JPY	133,030,000	Citibank N.A.	1/20/17	157,664

Total						$(1,020,861)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2017